Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Research and development, net	$ 32,065	$ 27,020	$ 26,424
Marketing expenses	1,860	2,349	1,924
General and administrative	8,363	6,673	7,332
Total operating loss	42,288	36,042	35,680
Financial (income) expenses, net	218	(4,298)	(6,539)
Loss before taxes on income	42,506	31,744	29,141
Tax on income	121	6	16
Net loss	42,627	31,750	29,157
Net comprehensive loss	$ 42,627	$ 31,750	$ 29,157
Net loss per share, basic (in Dollars per share)	$ (0.53)	$ (0.45)	$ (0.42)
Net loss per share, diluted (in Dollars per share)	$ (0.53)	$ (0.45)	$ (0.42)
Weighted-average shares used in computing net loss per share, basic (in Shares)	80,581,440	69,927,566	69,377,922
Weighted-average shares used in computing net loss per share, diluted (in Shares)	80,581,440	69,927,566	69,377,922